Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Schedule of Other Current Assets
Other current assets are comprised of the following:

	As of December 31,
(In $ millions)	2022	2021
VAT and other tax receivables	14.6	8.0
Client rechargeables	4.6	2.6
Corporate income taxes receivables	1.1	—
Right-of-use lease asset (1)	0.5	0.2
Deferred financing fee	—	0.9
Other receivables	4.6	5.2
Total	25.4	16.9

(1) The right-of-use lease asset pertains to our office leases (see Note 17 - Leases).